CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 7	$ 129
Restricted bank deposits		12
Other accounts receivable	78	11
Total current assets	85	152
NON-CURRENT ASSETS
Deferred IPO costs		352
Deferred private placement costs	90
Property and equipment, net	61	93
Total non-current assets	151	445
TOTAL ASSETS	236	597
CURRENT LIABILITIES:
Line of credit	39
Trade payables	528	124
Other accounts payable	1,093	716
Loans from a related parties	379	29
Total current liabilities	2,039	869
CONVERTIBLE NOTES	2,895	1,552
TOTAL LIABILITIES	4,934	2,421
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIENCY:
Ordinary Shares, NIS 0.01 par value per share - 11,665,085 shares authorized at December 31, 2016 and 2015; 1,448,363 issued and outstanding shares at December 31, 2016 and 2015, respectively	29	29
Convertible Preferred A Shares, NIS 0.01 par value per share - 790,630 shares authorized at December 31, 2016 and 2015; 759,086 issued and outstanding shares at December 31, 2016 and 2015; Aggregate liquidation preference of Preferred shares at December 31, 2016 and 2015 amounted to $2,375 and $2,198, respectively	16	16
Additional paid-in capital	8,830	7,984
Deficit accumulated	(13,573)	(9,853)
Total shareholders' deficiency	(4,698)	(1,824)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 236	$ 597